Other Payables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Provisions for indemnities payable	R$ 676,984	R$ 607,559
Third party consignment	56,302	35,293
Provision for asset decommissioning	17,410	16,716
Other	510,865	392,832
Total	1,261,561	1,052,400
Other payables, current	629,939	469,214
Other payables, non-current	R$ 631,622	R$ 583,186